Fair Value Measurements (Tables)	6 Months Ended
Apr. 30, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Financial Assets and Liabilities not Carried at Fair Value
The following table reflects the fair value

of the Bank’s financial assets and liabilities not

carried at fair value.
Financial Assets and Liabilities not carried

at Fair Value
1
(millions of Canadian dollars) As at
April 30, 2024 October 31, 2023
Carrying Fair Carrying Fair
value value value value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance

for credit losses
Government and government-related

securities

$ 222,786 $ 216,565 $ 232,093 $ 222,699
Other debt securities 70,808 68,531 75,923 72,511
Total debt securities at amortized cost, net of allowance for credit losses 293,594 285,096 308,016 295,210
Total loans, net of allowance for loan losses

928,124 917,578 895,947 877,763
Total financial assets not carried at fair value $ 1,221,718 $ 1,202,674 $ 1,203,963 $ 1,172,973
FINANCIAL LIABILITIES
Deposits $ 1,203,771 $ 1,197,933 $ 1,198,190 $ 1,188,585
Securitization liabilities at amortized

cost

12,581 12,107 12,710 12,035
Subordinated notes and debentures

11,318

11,294

9,620 9,389
Total financial liabilities not carried at fair value $ 1,227,670 $ 1,221,334 $ 1,220,520 $ 1,210,009
This table excludes financial assets and liabilities where the carrying value approximates their fair value.

Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
The following tables set out changes in fair

value of all assets and liabilities measured

at fair value using significant Level 3 unobservable

inputs for the three and
six months ended April 30, 2024 and April 30,

2023.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and
Fair

gains
value as at unrealized gains (losses) Movements
1
Transfers
value as at

(losses) on
February 1 Included Included Purchases/ Sales/ Into Out of April 30 instruments
2024 in income
2
in OCI
3,4
Issuances

Settlements Level 3 Level 3 2024 still held
5
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-
related securities $ 34 $ – $ – $ – $ (34) $ – $ – $ – $ –
Other debt securities 61 (2) – 18 (4) 5 (49) 29 (1)
Equity securities 7 – – 2 – – – 9 (1)

102 (2) – 20 (38) 5 (49) 38

(2)
Non-trading financial
assets at fair value
through profit or loss
Securities 1,079 49 – 33 (10) – (1) 1,150 45
1,079 49 – 33 (10) – (1) 1,150 45
Financial assets at fair value
through other

comprehensive income
Other debt securities 26 – (1) – (11) – – 14 3
Equity securities

2,142 – (2) 122 45 – – 2,307 (13)

$ 2,168 $ – $ (3) $ 122 $ 34 $ – $ – $ 2,321 $ (10)
FINANCIAL LIABILITIES
Trading deposits 6 $ (1,039) $ 34 $ – $ (18) $ 97 $ – $ 16 $ (910) $ 44
Derivatives 7
Interest rate contracts

(137) (18) – – 7 – – (148)

(10)
Foreign exchange contracts (1) (1) – – 1 (6) – (7) (1)
Equity contracts (28) 5 – – (1) – 1 (23) 4
Commodity contracts (10) (14) – – 30 – – 6 8

(176) (28) – – 37 (6) 1 (172)

1
Financial liabilities designated
at fair value
through profit or loss

(24) (37) – (79) 66 – – (74)

(37)
Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of April 30 instruments
2023 in income
2
in OCI
4
Issuances

Settlements Level 3 Level 3 2024 still held
5
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-
related securities $ 67 $ – $ – $ – $ (67) $ – $ – $ – $ –
Other debt securities 65 1 – 90 (85) 7 (49) 29 (2)
Equity securities 10 (1) – 2 (2) – – 9 –

142 – – 92 (154) 7 (49) 38

(2)
Non-trading financial
assets at fair value
through profit or loss
Securities 980 62 – 124 (15) – (1) 1,150 62
980 62 – 124 (15) – (1) 1,150 62
Financial assets at fair value
through other

comprehensive income
Other debt securities 27 – (4) 3 (12) – – 14 –
Equity securities

2,377 – (12) 128 (186) – – 2,307 (11)

$ 2,404 $ – $ (16) $ 131 $ (198) $ – $ – $ 2,321 $ (11)
FINANCIAL LIABILITIES
Trading deposits
6
$ (985) $ 10 $ – $ (74) $ 118 $ – $ 21 $ (910) $ 2
Derivatives 7
Interest rate contracts

(126) (41) – – 19 – – (148)

(23)
Foreign exchange contracts (6) 1 – – 1 (6) 3 (7) (2)
Equity contracts (21) (1) – – (1) (1) 1 (23) (1)
Commodity contracts (1) (4) – – 11 – – 6 (5)

(154) (45) – – 30 (7) 4 (172)

(31)
Financial liabilities designated
at fair value through profit
or loss

(22) 1 – (133) 80 – – (74)

–
Includes foreign exchange.
2

Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated

Statement

of Income.
3

Other comprehensive income.
4

Includes realized gains/losses transferred to retained earnings on disposal of equities designated at fair value through other comprehensive income (FVOCI). Refer to Note 5 for further details.
5

Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
6

Issuances and repurchases of trading deposits are reported on a gross basis.
7

Consists of derivative assets of $
20

million (January 31, 2024/February 1, 2024 – $
10

million; October 31, 2023/November 1, 2023 – $
22

million) and derivative liabilities of $
192

million
(January 31, 2024/February 1, 2024 – $ 186

million; October 31, 2023/November 1, 2023 – $
176

million) which have been netted in this table for presentation purposes only.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
February 1 Included Included Purchases/ Sales/ Into Out of April 30 instruments
2023 in income
2
in OCI
3
Issuances Settlements Level 3 Level 3 2023 still held
4
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-
related securities $ – $ – $ – $ – $ – $ – $ – $ – $ –
Other debt securities 85 (3) – 9 (44) – (25) 22 (27)
Equity securities – (4) – 39 (5) – – 30 (2)

85 (7) – 48 (49) – (25) 52

(29)
Non-trading financial
assets at fair value
through profit or loss
Securities 927 40 – 79 (45) – – 1,001 21
927 40 – 79 (45) – – 1,001 21
Financial assets at fair value
through other

comprehensive income
Other debt securities 63 – (15) 21 (8) – – 61 –
Equity securities

3,240 – (189) 1,269 (635) – – 3,685 (183)

$ 3,303 $ – $ (204) $ 1,290 $ (643) $ – $ – $ 3,746 $ (183)
FINANCIAL LIABILITIES
Trading deposits 5 $ (486) $ (17) $ – $ (89) $ 4 $ (6) $ 2 $ (592) $ (14)
Derivatives
6
Interest rate contracts

(164) (6) – – 1 – – (169) 5
Foreign exchange contracts 2 (1) – – – – – 1 –
Equity contracts (51) 14 – 26 (9) – (7) (27) 16
Commodity contracts 5 11 – – (18) – – (2) (1)

(208) 18 – 26 (26) – (7) (197) 20
Financial liabilities designated
at fair value
through profit or loss

(22) 20 – (127) 80 – – (49) (21)
Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of April 30 instruments
2022 in income
2
in OCI
3
Issuances Settlements Level 3 Level 3 2023 still held
4
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-
related securities $ – $ – $ – $ – $ – $ – $ – $ – $ –
Other debt securities 49 6 – 23 (59) 35 (32) 22 (23)
Equity securities

– (4) – 39 (5) – – 30 (2)

49 2 – 62 (64) 35 (32) 52

(25)
Non-trading financial
assets at fair value
through profit or loss
Securities 845 83 – 121 (48) – – 1,001 56
845 83 – 121 (48) – – 1,001 56
Financial assets at fair value
through other

comprehensive income
Other debt securities 60 – (8) 21 (12) – – 61 –
Equity securities

2,477 – (211) 2,093 (674) – – 3,685 (205)

$ 2,537 $ – $ (219) $ 2,114 $ (686) $ – $ – $ 3,746 $ (205)
FINANCIAL LIABILITIES
Trading deposits
5
$ (416) $ (29) $ – $ (148) $ 8 $ (9) $ 2 $ (592) $ (24)
Derivatives
6
Interest rate contracts

(156) (30) – – 17 – – (169)

(5)
Foreign exchange contracts 4 (4) – – – – 1 1 (1)
Equity contracts (59) 43 – 26 (7) (2) (28) (27) 17
Commodity contracts 27 40 – – (69) – – (2) (4)

(184) 49 – 26 (59) (2) (27) (197)

7
Financial liabilities designated
at fair value
through profit or loss

(44) 70 – (187) 112 – – (49)

72
Includes foreign exchange.
2

Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated

Statement of Income.
3

Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
4

Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
5

Issuances and repurchases of trading deposits are reported on a gross basis.
6

Consists of derivative assets of $
20

million (January 31, 2023/ February 1, 2023 – $
31

million; October 31, 2022/November 1, 2022 – $
50

million) and derivative liabilities of $
217

million
(January 31, 2023/ February 1, 2023 – $ 239

million; October 31, 2022/November 1, 2022 – $
234

million) which have been netted in this table for presentation purposes only.

At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities
The following table presents the levels within

the fair value hierarchy for each of the assets

and liabilities measured at fair value on

a recurring basis as at
April 30, 2024 and October 31, 2023.
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars) As at
April 30, 2024 October 31, 2023
Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
FINANCIAL ASSETS AND COMMODITIES
Trading loans, securities, and other 1
Government and government-related securities
Canadian government debt
Federal $ 39 $ 7,513 $ – $ 7,552 $ 72 $ 9,073 $ – $ 9,145
Provinces

– 7,482 – 7,482 – 7,445 – 7,445
U.S. federal, state, municipal governments,

and agencies debt
– 22,575 – 22,575 2 24,325 67 24,394
Other OECD
2

government-guaranteed debt
– 9,390 – 9,390 – 8,811 – 8,811
Mortgage-backed securities – 1,964 – 1,964 – 1,698 – 1,698
Other debt securities
Canadian issuers

– 5,888 4 5,892 – 6,067 5 6,072
Other issuers – 14,579 25 14,604 – 14,553 60 14,613
Equity securities 65,210 18 9 65,237 54,186 41 10 54,237
Trading loans

– 19,092 – 19,092 – 17,261 – 17,261
Commodities 11,749 807 – 12,556 7,620 791 – 8,411
Retained interests – 2 – 2 – 3 – 3

76,998 89,310 38 166,346 61,880 90,068 142 152,090
Non-trading financial assets at fair value

through profit or loss
Securities 278 1,555 1,150 2,983 269

2,596 980 3,845
Loans – 2,663 – 2,663 – 3,495 – 3,495
278 4,218 1,150 5,646 269 6,091 980 7,340
Derivatives
Interest rate contracts

– 21,091 – 21,091 17

22,893 – 22,910
Foreign exchange contracts

47 52,061 5 52,113 26 57,380 7 57,413
Credit contracts

– 81 – 81 – 54 – 54
Equity contracts

58 4,901 – 4,959 58 4,839 – 4,897
Commodity contracts

556 3,375 15 3,946 306 1,787 15 2,108
661 81,509 20 82,190 407 86,953 22 87,382
Financial assets designated at
fair value through profit or loss
Securities
1
– 5,925 – 5,925 –

5,818 – 5,818
– 5,925 – 5,925 – 5,818 – 5,818
Financial assets at fair value through other

comprehensive income
Government and government-related securities
Canadian government debt
Federal – 18,607 – 18,607 – 18,210 – 18,210
Provinces

– 20,586 – 20,586 – 19,940 – 19,940
U.S. federal, state, municipal governments,

and agencies debt
– 15,624 – 15,624 – 11,002 – 11,002
Other OECD government-guaranteed debt – 1,683 – 1,683 – 1,498 – 1,498
Mortgage-backed securities – 2,211 – 2,211 – 2,277 – 2,277
Other debt securities
Asset-backed securities – 3,458 – 3,458 – 4,114 – 4,114
Corporate and other debt – 9,161 14 9,175 – 8,863 27 8,890
Equity securities 1,388 1 2,307 3,696 1,133 3 2,377 3,513
Loans – 206 – 206 – 421 – 421

1,388 71,537 2,321 75,246 1,133 66,328 2,404 69,865
Securities purchased under reverse
repurchase agreements – 8,920 – 8,920 – 9,649 – 9,649
FINANCIAL LIABILITIES
Trading deposits

–

30,311

910

31,221

– 29,995 985 30,980
Derivatives

Interest rate contracts

1 13,403 148 13,552 16

21,064

126

21,206
Foreign exchange contracts

49 46,370 12 46,431 19 44,841 13 44,873
Credit contracts

– 799 – 799 – 172 – 172
Equity contracts

– 5,207 23 5,230 7 3,251 21 3,279
Commodity contracts

644 3,077 9 3,730 248 1,846 16 2,110
694 68,856 192 69,742 290 71,174 176

71,640
Securitization liabilities at fair value – 17,653 – 17,653 –

14,422

–

14,422
Financial liabilities designated at fair value
through profit or loss – 188,031 74 188,105 –

192,108

22

192,130
Obligations related to securities sold short 1

2,117 36,028 – 38,145 1,329

43,332

–

44,661
Obligations related to securities sold
under repurchase agreements – 11,747 – 11,747 – 12,641 – 12,641
Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).
2
Organisation for Economic Cooperation and Development (OECD).